COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 14:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Commitments:

1.	Royalty commitments:

a)
Under the Company's research and development agreements with the Office of the Chief Scientist ("OCS") and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the OCS. The obligation to pay these royalties is contingent upon actual sales of the products. Royalties payable with respect to grants received under programs approved by the OCS after January 1, 1999, are subject to interest on the U.S. dollar-linked value of the total grants received at the annual rate of LIBOR applicable to U.S. dollar deposits at the time the grants are received. No grants were received during the years 2009 through 2011.

As of December 31, 2011, the Company has an outstanding contingent obligation to pay royalties to the OCS, including interest, in the amount of approximately $ 3,304, in respect of these grants. Royalty expenses in the amount of $ 3 were recorded on such royalties during 2011 and 2010, respectively. No royalty expenses were recorded on such royalties during 2009. Commencing year 2012, there are no sales of products that were developed using funds provided by the OCS.

b)
The Israeli Government, through the Overseas Marketing Fund, awarded the Company grants for participation in expenses for overseas marketing. The Company is committed to pay royalties to the Fund for Encouragement of Marketing Activities (the "Marketing Fund") at the rate of 3% of the increase in export sales, up to the amount of the grants received by the Company linked to the dollar and bearing interest. No grants were received during the years 2009 through 2011.

As of December 31, 2011, the Company has an outstanding contingent obligation to pay royalties to the Marketing Fund including interest, in the amount of $ 101. No Marketing Fund royalty expenses were recorded during 2011, 2010 and 2009.

2.
The facilities of the Company are rented under operating lease agreements that expire on various dates ending in 2016. Minimum future rental payments for 2012, 2013 and 2014 are $ 105, $ 93 and $ 72, respectively.

The Company's motor vehicles are rented under various cancelable operating lease agreements. The lease agreements for the motor vehicles expire on various dates ending in 2014. The maximum breach of contract fees may amount to $ 76.

Lease expenses for the facilities occupied by the Company and the Company's motor vehicles in 2011, 2010 and 2009 amounted to $ 551, $ 563 and $ 566, respectively.

3.	Litigation

On November 2008, Blockshtil Ltd. filed a claim in the Petach-Tikva Magistrate Court alleging breach of contract by  the Company and seeking damages in the amount of NIS 149 thousand (approximately $ 42). The Company has served a statement of defense and the last hearing in this case is expected to take place on September 12, 2012.

The Company's financial statements include a provision in this respect.